Premises And Equipment [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Premises And Equipment, Net Carrying Amount By Major Class Of Assets [Table Text Block]

	2012	2013
	(in millions)
Land	¥381,977	¥379,943
Buildings	708,223	723,902
Equipment and furniture	687,228	767,733
Leasehold improvements	233,123	236,353
Construction in progress	19,330	17,976

Total	2,029,881	2,125,907
Less accumulated depreciation	1,042,407	1,066,853

Premises and equipment-net	¥987,474	¥1,059,054